Shareholder Fees - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO	Sep. 29, 2023 USD ($)
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none